Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.51	$ 0.51	$ 0.50
Dividends paid on ordinary shares	$ 10,193	$ 10,099	$ 9,710
Dividends on preference shares classified as equity (in dollars per share)	$ 62.00	$ 62.00	$ 62.00
Dividends on preference shares classified as equity	$ 90	$ 90	$ 90
Settled in scrip	$ 3,206	$ 3,040	$ 3,162
Fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.21	$ 0.21	$ 0.20
Dividends paid on ordinary shares	$ 4,169	$ 4,137	$ 3,845
Settled in scrip	$ 1,945	$ 408	$ 2,011
First interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 2,005	$ 1,981	$ 1,951
Settled in scrip	$ 826	$ 703	$ 231
Second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 2,014	$ 1,991	$ 1,956
Settled in scrip	$ 193	$ 994	$ 160
Third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 2,005	$ 1,990	$ 1,958
Settled in scrip	$ 242	$ 935	$ 760